Supplement dated August 11, 2023
to the following statutory prospectus(es):
Nationwide Advisory Retirement Income Annuity and Nationwide Advisory Retirement Income Annuity New York dated May 1, 2023
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Nationwide is changing its Service Center mailing addresses.
Effective August 27, 2023, all correspondence should be sent to:
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For correspondence via U.S. mail:
P.O. Box 183000, Columbus, OH 43218
•
For correspondence via courier or overnight mail:
DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239
PROS-0746